Variable Interest Entities (Narrative) (Details)			1 Months Ended	12 Months Ended
		Jun. 01, 2011	Jun. 30, 2013 item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2012	Dec. 31, 2010 item	Oct. 15, 2015 USD ($)
Variable Interest Entity [Line Items]
Number of aircraft owned | item				1,109
Remaining borrowing capacity				$ 6,689,395,000
Debt guarantee				248,105,000	$ 267,260,000
Carrying value of the ALS Notes Receivable				85,747,000	79,254,000
Long-term Debt				29,806,843,000	30,402,392,000
AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Subordinated debt				80,800,000
Aercap Partners 767 [Member]
Variable Interest Entity [Line Items]
Senior debt facility				20,800,000
Subordinated debt				30,900,000
AerCap Partners II [Member]
Variable Interest Entity [Line Items]
Senior debt facility				56,700,000
Subordinated debt				$ 16,800,000
AerLift Jet [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				4
Secured bank loans outstanding				$ 33,600,000
AerDragon [Member]
Variable Interest Entity [Line Items]
Debt guarantee				$ 7,500,000	11,300,000
Number of airlines | item				10
AerLift [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				6
Debt guarantee				$ 168,900,000	173,100,000
AerCap Partners III [Member]
Variable Interest Entity [Line Items]
Debt guarantee				$ 71,700,000	$ 82,900,000
Other Joint Ventures [Member]
Variable Interest Entity [Line Items]
Ownership percentage sold						50.00%
AerCap Holdings N.V. [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Ownership percentage				50.00%
Subordinated debt				$ 40,400,000
AerCap Holdings N.V. [Member] | Aercap Partners 767 [Member]
Variable Interest Entity [Line Items]
Ownership percentage				50.00%
Subordinated debt				$ 15,450,000
AerCap Holdings N.V. [Member] | AerFunding [Member]
Variable Interest Entity [Line Items]
Ownership percentage				5.00%
Subordinated debt				$ 313,400,000
AerCap Holdings N.V. [Member] | AerCap Partners II [Member]
Variable Interest Entity [Line Items]
Ownership percentage				50.00%
Subordinated debt				$ 8,400,000
AerCap Holdings N.V. [Member] | AerLift Jet [Member]
Variable Interest Entity [Line Items]
Ownership percentage				50.00%
AerCap Holdings N.V. [Member] | AerLift [Member]
Variable Interest Entity [Line Items]
Ownership percentage				39.00%
AerCap Holdings N.V. [Member] | AerCap Partners III [Member]
Variable Interest Entity [Line Items]
Ownership percentage							50.00%
Ownership percentage sold		50.00%
AerCap Holdings N.V. [Member] | AerCo [Member]
Variable Interest Entity [Line Items]
Notes receivable								$ 0
Deucalion Aviation Funds [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Ownership percentage				50.00%
Subordinated debt				$ 40,400,000
Deucalion Aviation Funds [Member] | Aercap Partners 767 [Member]
Variable Interest Entity [Line Items]
Ownership percentage				50.00%
Subordinated debt				$ 15,450,000
Deucalion Aviation Funds [Member] | AerCap Partners II [Member]
Variable Interest Entity [Line Items]
Ownership percentage				50.00%
Subordinated debt				$ 8,400,000
U.S.-based Aircraft Leasing Company [Member] | AerLift Jet [Member]
Variable Interest Entity [Line Items]
Ownership percentage				50.00%
China Aviation Supplies Holding Company [Member] | AerDragon [Member]
Variable Interest Entity [Line Items]
Ownership percentage				50.00%
Equal Ownership By AerCap Holdings N.V., CA-CIB And East Epoch Limited [Member] | AerDragon [Member]
Variable Interest Entity [Line Items]
Ownership percentage				50.00%
A330 Aircraft [Member] | AerFunding [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				5
A330 Aircraft [Member] | AerCap Partners III [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item							3
A320-200 Aircraft [Member] | AerFunding [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				14
A320-200 Aircraft [Member] | AerCap Partners II [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				3
Boeing 737-800 Aircraft [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				11
Boeing 737-800 Aircraft [Member] | AerFunding [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				11
Boeing 767 Aircraft [Member] | Aercap Partners 767 [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				2
Boeing 787 Aircraft [Member] | AerFunding [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				2
Narrowbody Aircraft [Member] | AerDragon [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				27
Number of aircraft sold | item				2
Widebody Aircraft [Member] | AerDragon [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				1
ALS II [Member]
Variable Interest Entity [Line Items]
Senior debt facility				$ 210,600,000
ALS II [Member] | AerCap Holdings N.V. [Member]
Variable Interest Entity [Line Items]
Ownership percentage				5.00%
Subordinated debt				$ 340,300,000
ALS II [Member] | A320-200 Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				30
AerData [Member] | AerCap Holdings N.V. [Member]
Variable Interest Entity [Line Items]
Ownership percentage sold					42.30%
ACSAL [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				8
Ownership percentage	[1]			19.00%
ACSAL [Member] | AerCap Holdings N.V. [Member]
Variable Interest Entity [Line Items]
Ownership percentage			19.00%
ACSAL [Member] | Boeing 737-800 Aircraft [Member] | AerCap Holdings N.V. [Member]
Variable Interest Entity [Line Items]
Number of aircraft sold | item			8
ALS [Member] | AerCap Holdings N.V. [Member]
Variable Interest Entity [Line Items]
Annual coupon percentage of purchase price				8.00%
Maximum percentage of portfolio cash flows				20.00%
AerCap Partners I Facility [Member]
Variable Interest Entity [Line Items]
Outstanding amount under senior debt facility				$ 126,956,000
AerFunding Revolving Credit Facility [Member] | Charitable Trust [Member]
Variable Interest Entity [Line Items]
Ownership percentage				95.00%
Purchase Obligations [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				447
Purchase Obligations [Member] | AerDragon [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item				2
Secured Debt [Member]
Variable Interest Entity [Line Items]
Remaining borrowing capacity				$ 2,614,395,000
Long-term Debt				12,623,288,000	$ 13,355,360,000
Secured Debt [Member] | AerFunding Revolving Credit Facility [Member]
Variable Interest Entity [Line Items]
Remaining borrowing capacity				1,101,706,000
Long-term Debt				1,058,294,000	887,385,000
Unsecured Debt [Member]
Variable Interest Entity [Line Items]
Remaining borrowing capacity				4,075,000,000
Long-term Debt				15,619,510,000	15,982,990,000
Unsecured Debt [Member] | Other Unsecured Debt [Member]
Variable Interest Entity [Line Items]
Long-term Debt				$ 27,959,000	$ 53,101,000

[1]	AerDragon and ACSAL are VIEs for which we are not the PB but do have significant influence. Therefore, they are accounted for under the equity method.